Income Tax (Details 1) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Income Tax Disclosure [Abstract]
Non-capital losses	$ 5,022,441	$ 4,130,915
Marketable securities	2,300	1,789
Property plant and equipment	0	24
Total unrecognized deferred tax assets	$ 5,024,741	$ 4,132,728